As filed with the Securities and Exchange Commission on 3/2/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedules of Investments.

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 86.44%

AEROSPACE & DEFENSE - 0.52%
Transdigm, Inc.
Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 06/09/2023 (b)	$702,437	$705,875
Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 08/22/2024 (b)	539,908	542,384
		1,248,259
AUTOMOTIVE - 2.62%
Adient U.S., LLC
Senior Secured First Lien Term Loan 6.144% (3 Month LIBOR USD + 4.25%), 05/06/2024 (b)	182,500	183,891
Senior Secured First Lien Term Loan 6.195% (3 Month LIBOR USD + 4.25%), 05/06/2024 (b)	543,850	547,997
American Axle & Manufacturing, Inc.
Senior Secured First Lien Term Loan 4.05% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 04/08/2024 (b)	584,881	586,343
Senior Secured First Lien Term Loan 4.19% (3 Month LIBOR USD + 2.25%, 0.750% Floor), 04/08/2024 (b)	145,416	145,780
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 4.144% (3 Month LIBOR USD + 2.25%), 11/07/2024 (b)	607,600	610,893
Clarios Global, L.P., Senior Secured First Lien Term Loan 5.305% (1 Month LIBOR USD + 3.50%), 04/30/2026 (b)	758,280	762,310
CWGS Group, LLC
Senior Secured First Lien Term Loan 4.444% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (b)	723,910	686,419
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/08/2023 (b)	3,512	3,330
KAR Auction Services, Inc., Senior Secured First Lien Term Loan 4.063% (1 Month LIBOR USD + 2.25%), 09/19/2026 (b)	671,478	677,145
Navistar, Inc., Senior Secured First Lien Term Loan 5.24% (1 Month LIBOR USD + 3.50%), 11/06/2024 (b)	1,240,736	1,239,186
Wand NewCo 3, Inc., Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%), 02/05/2026 (b)	800,975	808,736
		6,252,030
BEVERAGE & FOOD - 1.09%
Dole Food Co., Inc.
Senior Secured First Lien Term Loan 4.515% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 04/08/2024 (b)	497,368	497,500
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 04/08/2024 (b)	252,632	252,699
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 5.487% (1 Month LIBOR USD + 3.69%), 05/23/2025 (b)	896,350	890,075
Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 05/23/2025 (b)	123,750	123,751
Sunshine Investments B.V., Senior Secured First Lien Term Loan 5.16% (3 Month LIBOR USD + 3.25%), 03/28/2025 (b)	240,000	240,751
Tacala, LLC, Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 01/31/2025 (b)	599,325	602,642
		2,607,418
BUILDING MATERIALS - 2.28%
Beacon Roofing Supply, Inc., Senior Secured First Lien Term Loan 4.055% (1 Month LIBOR USD + 2.25%), 01/02/2025 (b)	609,150	612,893
CPG International, Inc., Senior Secured First Lien Term Loan 5.933% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 05/03/2024 (b)	725,882	728,001
Henry Co., LLC, Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 10/05/2023 (b)	778,939	782,834
Pisces Midco, Inc., Senior Secured First Lien Term Loan 5.486% (1 Month LIBOR USD + 3.75%), 04/12/2025 (b)	946,155	947,036
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 11/15/2023 (b)	990,915	996,663
SRS Distribution, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 05/23/2025 (b)	765,560	761,062
VC GB Holdings, Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/28/2024 (b)	616,401	613,319
		5,441,808
CHEMICALS - 2.73%
Allnex S.A.R.L., Senior Secured First Lien Term Loan 5.164% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (b)	680,816	675,713
Allnex U.S.A., Inc., Senior Secured First Lien Term Loan 5.164% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/13/2023 (b)	512,942	509,097
Colouroz Midco
Senior Secured First Lien Term Loan 4.936% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 09/07/2021 (b)	873,393	764,844
Senior Secured First Lien Term Loan 4.936% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 09/07/2021 (b)	144,382	126,437
Consolidated Energy Finance S.A., Senior Secured First Lien Term Loan 4.547% (6 Month LIBOR USD + 2.50%), 05/07/2025 (b)	498,675	489,948
H.B. Fuller Co., Senior Secured First Lien Term Loan 3.765% (1 Month LIBOR USD + 2.00%), 10/21/2024 (b)	561,148	563,749
PMHC II, Inc., Senior Secured First Lien Term Loan 5.445% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 03/31/2025 (b)	471,600	423,261
Polar U.S. Borrower, LLC
Senior Secured First Lien Term Loan 6.695% (3 Month LIBOR USD + 4.75%), 10/15/2025 (b)	14,915	14,878
Senior Secured First Lien Term Loan 6.793% (3 Month LIBOR USD + 4.75%), 10/15/2025 (b)	737,484	735,640
Road Infrastructure Investment, LLC (Ennis-Flint), Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2023 (b)	786,867	734,147
Solenis International, L.P.
Senior Secured First Lien Term Loan 5.909% (3 Month LIBOR USD + 4.00%), 06/26/2025 (b)	492,500	488,560
Senior Secured Second Lien Term Loan 10.409% (3 Month LIBOR USD + 8.50%), 06/26/2026 (b)	215,000	196,725
Tronox Finance, LLC
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 09/23/2024 (b)	459,772	461,296
Senior Secured First Lien Term Loan 4.695% (3 Month LIBOR USD + 2.75%), 09/23/2024 (b)	324,419	325,494
		6,509,789
CONSUMER PRODUCTS - 2.15%
Alphabet Holding Co., Inc.
Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%), 09/26/2024 (b)	1,287,832	1,248,044
Senior Secured Second Lien Term Loan 9.549% (1 Month LIBOR USD + 7.75%), 09/26/2025 (b)	455,000	402,864
Champ Acquisition Corp., Senior Secured First Lien Term Loan 7.445% (3 Month LIBOR USD + 5.50%), 12/17/2025 (b)	289,838	289,959
Energizer Holdings, Inc., Senior Secured First Lien Term Loan 4.00% (1 Month LIBOR USD + 2.25%), 12/17/2025 (b)	514,800	518,229
Kontoor Brands, Inc.
Senior Secured First Lien Term Loan 5.815% (1 Week LIBOR USD + 4.25%), 05/15/2026 (b)	35,417	35,505
Senior Secured First Lien Term Loan 5.995% (1 Month LIBOR USD + 4.25%), 05/15/2026 (b)	280,500	281,201
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 5.792% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/15/2023 (b)	1,804,853	1,776,878
SIWF Holdings, Inc., Senior Secured First Lien Term Loan 6.049% (1 Month LIBOR USD + 4.25%), 06/13/2025 (b)	571,300	570,823
		5,123,503
ENVIRONMENTAL - 1.34%
Advanced Disposal Services, Inc., Senior Secured First Lien Term Loan 3.853% (1 Week LIBOR USD + 2.25%, 0.750% Floor), 11/10/2023 (b)	686,890	690,287
Granite Acquisition, Inc.
Senior Secured First Lien Term Loan 5.445% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (b)	1,476,806	1,485,246
Senior Secured Second Lien Term Loan 9.195% (3 Month LIBOR USD + 7.25%, 1.000% Floor), 12/19/2022 (b)	255,247	256,097
Strategic Materials Holdings Corp., Senior Secured First Lien Term Loan 5.677% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/01/2024 (b)	931,000	758,765
		3,190,395

FINANCE - INSURANCE - 1.64%
Acrisure, LLC, Senior Secured First Lien Term Loan 6.195% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 11/22/2023 (b)	816,046	819,616
AssuredPartners, Inc., Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%), 10/22/2024 (b)	1,252,473	1,258,266
HUB International, Ltd.
Senior Secured First Lien Term Loan 4.69% (3 Month LIBOR USD + 2.75%), 04/25/2025 (b)	723,975	724,674
Senior Secured First Lien Term Loan 5.903% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 04/25/2025 (b)	350,000	353,983
U.S.I., Inc., Senior Secured First Lien Term Loan 4.945% (3 Month LIBOR USD + 3.00%), 05/16/2024 (b)	757,946	758,988
		3,915,527
FINANCE - SERVICES - 2.93%
AlixPartners, L.L.P., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 04/04/2024 (b)	1,347,898	1,357,690
Avolon TLB Borrower 1 U.S., LLC, Senior Secured First Lien Term Loan 3.515% (1 Month LIBOR USD + 1.75%, 0.750% Floor), 01/15/2025 (b)	265,686	267,678
Deerfield Holdings Corp., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/13/2025 (b)	865,316	864,464
EVO Payments International, LLC, Senior Secured First Lien Term Loan 4.95% (1 Month LIBOR USD + 3.25%), 12/22/2023 (b)	1,192,128	1,201,319
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 4.202% (1 Month LIBOR USD + 2.50%), 07/03/2024 (b)	387,859	391,045
NAB Holdings, LLC, Senior Secured First Lien Term Loan 4.945% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 07/01/2024 (b)	488,794	493,071
PHH Mortgage Corp., Senior Secured First Lien Term Loan 6.799% (1 Month LIBOR USD + 5.00%, 1.000% Floor), 12/07/2020 (b)	551,949	549,396
Starwood Property Trust, Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 07/27/2026 (b)	473,813	477,665
VFH Parent, LLC, Senior Secured First Lien Term Loan 5.197% (1 Month LIBOR USD + 3.50%), 03/02/2026 (b)	1,393,797	1,400,941
		7,003,269
FOOD & DRUG RETAILERS - 1.04%
Albertson's, LLC
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 11/17/2025 (b)	192,434	194,404
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 08/17/2026 (b)	265,032	267,753
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 4.491% (1 Month LIBOR USD + 2.75%), 02/02/2024 (b)	1,061,834	1,070,461
Golden Nugget, Inc.
Senior Secured First Lien Term Loan 4.395% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 10/04/2023 (b)	298,156	299,580
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 0.750% Floor), 10/04/2023 (b)	3,438	3,455
Senior Secured First Lien Term Loan 4.677% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 10/04/2023 (b)	85,547	85,955
Senior Secured First Lien Term Loan 4.716% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 10/04/2023 (b)	75,565	75,926
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 7.427% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (b)	622,250	480,206
		2,477,740
GAMING - 2.74%
Caesars Resort Collection, LLC, Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 12/23/2024 (b)	764,400	766,869
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 4.80% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (b)	1,191,775	1,197,363
GVC Holdings PLC, Senior Secured First Lien Term Loan 4.446% (6 Month LIBOR USD + 2.25%, 1.000% Floor), 03/29/2024 (b)	471,600	474,845
MGM Growth Properties Operating Partnership, L.P., Senior Secured First Lien Term Loan 3.799% (1 Month LIBOR USD + 2.00%), 03/21/2025 (b)	444,707	447,331
Scientific Games International, Inc.
Senior Secured First Lien Term Loan 4.452% (1 Month LIBOR USD + 2.75%), 08/14/2024 (b)	926,941	930,742
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 08/14/2024 (b)	224,610	225,531
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 5.445% (3 Month LIBOR USD + 3.50%), 07/10/2025 (b)	1,933,033	1,952,817
Station Casinos, LLC, Senior Secured First Lien Term Loan 4.30% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/08/2023 (b)	548,706	552,113
		6,547,611
GENERAL INDUSTRIAL MANUFACTURING - 4.94%
ASP Unifrax Holdings, Inc., Senior Secured First Lien Term Loan 5.695% (3 Month LIBOR USD + 3.75%), 12/12/2025 (b)	886,050	816,717
Blount International, Inc., Senior Secured First Lien Term Loan 5.946% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 04/12/2023 (b)	608,850	611,005
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 08/01/2025 (b)	856,350	863,573
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 4.445% (3 Month LIBOR USD + 2.50%, 1.000% Floor), 01/31/2024 (b)	380,451	383,304
CPM Holdings, Inc.
Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%), 11/17/2025 (b)	594,000	589,842
Senior Secured Second Lien Term Loan 10.049% (1 Month LIBOR USD + 8.25%), 11/16/2026 (b)	275,000	271,420
EWT Holdings III Corp., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/20/2024 (b)	1,466,730	1,475,443
Filtration Group Corp., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 03/31/2025 (b)	1,332,870	1,340,094
HD Supply Waterworks, Ltd.
Senior Secured First Lien Term Loan 4.441% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 08/01/2024 (b)	363,801	364,862
Senior Secured First Lien Term Loan 4.664% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 08/01/2024 (b)	233,999	234,681
Helix Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 5.695% (3 Month LIBOR USD + 3.75%), 09/30/2024 (b)	925,073	885,757
LTI Holdings, Inc., Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%), 09/08/2025 (b)	622,125	562,578
MTS Systems Corp., Senior Secured First Lien Term Loan 5.05% (1 Month LIBOR USD + 3.25%, 0.750% Floor), 07/05/2023 (b)	343,214	345,145
North American Lifting Holdings, Inc., Senior Secured First Lien Term Loan 6.445% (3 Month LIBOR USD + 4.50%, 1.000% Floor), 11/27/2020 (b)	383,743	324,689
Penn Engineering & Manufacturing Corp., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 06/27/2024 (b)	742,206	743,133
UOS, LLC, Senior Secured First Lien Term Loan 7.299% (1 Month LIBOR USD + 5.50%, 1.000% Floor), 04/18/2023 (b)	390,024	393,925
Vertiv Group Corp., Senior Secured First Lien Term Loan 5.927% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 11/30/2023 (b)	1,161,846	1,161,846
Welbilt, Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 10/23/2025 (b)	415,553	417,631
		11,785,645
HEALTHCARE - 8.65%
Acadia Healthcare Co., Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 02/11/2022 (b)	878,997	882,373
AHP Health Partners, Inc., Senior Secured First Lien Term Loan 6.299% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 06/30/2025 (b)	610,922	616,744
Air Medical Group Holdings, Inc.
Senior Secured First Lien Term Loan 5.035% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 04/28/2022 (b)	918,766	902,830
Senior Secured First Lien Term Loan 5.952% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/14/2025 (b)	378,263	367,860
Albany Molecular Research, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/28/2024 (b)	473,060	471,880
Amneal Pharmaceuticals, LLC, Senior Secured First Lien Term Loan 5.313% (1 Month LIBOR USD + 3.50%), 05/05/2025 (b)	841,977	761,148
Athenahealth, Inc., Senior Secured First Lien Term Loan 6.401% (3 Month LIBOR USD + 4.50%), 02/11/2026 (b)	655,050	659,416
Bausch Health Cos., Inc., Senior Secured First Lien Term Loan 4.74% (1 Month LIBOR USD + 3.00%), 06/02/2025 (b)	763,603	768,932
Bioscrip, Inc., Senior Secured First Lien Term Loan 6.299% (1 Month LIBOR USD + 4.50%), 08/06/2026 (b)	430,000	428,835
Cambrex Corp., Senior Secured First Lien Term Loan 6.704% (1 Month LIBOR USD + 5.00%, 1.000% Floor), 12/04/2026 (b)	426,000	425,734
Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 03/01/2024 (b)	576,488	579,370
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 06/07/2023 (b)	537,123	541,487
DaVita, Inc., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 08/12/2026 (b)	568,575	573,751
Dentalcorp Perfect Smile, ULC, Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 06/06/2025 (b)	566,788	564,898
Envision Healthcare Corp., Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%), 10/10/2025 (b)	826,241	708,844
Examworks Group, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 07/27/2023 (b)	829,088	835,824
Gentiva Health Services, Inc., Senior Secured First Lien Term Loan 5.563% (1 Month LIBOR USD + 3.75%), 07/02/2025 (b)	785,502	790,659
Greatbatch, Ltd., Senior Secured First Lien Term Loan 4.22% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 10/27/2022 (b)	505,363	508,749
Greenway Health, LLC, Senior Secured First Lien Term Loan 5.69% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (b)	633,750	567,206

Heartland Dental, LLC
Senior Secured First Lien Delayed-Draw Term Loan 5.395% (1 Month LIBOR USD + 3.75%), 04/30/2025 (b)(f)	18,261	18,223
Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%), 04/30/2025 (b)	809,809	808,121
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (b)	970,143	976,647
Micro Holding Corp., Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%), 09/13/2024 (b)	699,511	702,183
MPH Acquisition Holdings, LLC, Senior Secured First Lien Term Loan 4.695% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/07/2023 (b)	364,802	360,567
Navicure, Inc., Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 10/22/2026 (b)	655,000	659,503
Parexel International Corp., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 09/27/2024 (b)	506,372	498,144
Pearl Intermediate Parent, LLC, Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 02/14/2025 (b)	772,447	764,364
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 6.202% (1 Month LIBOR USD + 4.50%), 11/14/2025 (b)	838,663	846,525
RPI Finance Trust, Senior Secured First Lien Term Loan 3.799% (1 Month LIBOR USD + 2.00%), 03/27/2023 (b)	958,105	967,241
Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 06/27/2025 (b)	438,325	441,612
Team Health Holdings, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 02/06/2024 (b)	442,836	360,635
Verscend Holding Corp., Senior Secured First Lien Term Loan 6.299% (1 Month LIBOR USD + 4.50%), 08/27/2025 (b)	861,363	869,257
Vizient, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 05/06/2026 (b)	408,910	411,370
		20,640,932
HOTELS - 0.21%
Four Seasons Hotels, Ltd., Senior Secured First Lien Term Loan 3.702% (1 Month LIBOR USD + 2.00%, 0.750% Floor), 11/30/2023 (b)	505,896	510,579
LEISURE & ENTERTAINMENT - 3.66%
Alterra Mountain Co., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 07/31/2024 (b)	1,235,579	1,247,935
CDS U.S. Intermediate Holdings, Inc., Senior Secured First Lien Term Loan 5.695% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 07/08/2022 (b)	1,026,530	981,620
Crown Finance U.S., Inc., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 02/28/2025 (b)	747,634	748,479
Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 3.549% (1 Month LIBOR USD + 1.75%), 08/29/2025 (b)	684,825	689,961
Metro-Goldwyn-Mayer, Inc., Senior Secured Second Lien Term Loan 6.30% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 07/03/2026 (b)	635,000	632,619
NAI Entertainment Holdings, LLC, Senior Secured First Lien Term Loan 4.30% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 05/08/2025 (b)	590,182	590,923
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 4.495% (1 Month LIBOR USD + 2.75%), 10/19/2026 (b)	397,213	402,180
Playtika Holding Corp., Senior Secured First Lien Term Loan 7.799% (1 Month LIBOR USD + 6.00%, 1.000% Floor), 12/10/2024 (b)	705,000	713,813
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 04/01/2024 (b)	1,170,919	1,178,483
UFC Holdings, LLC, Senior Secured First Lien Term Loan 5.05% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 04/29/2026 (b)	1,525,874	1,538,057
		8,724,070
MEDIA - BROADCAST - 2.68%
CBS Radio, Inc., Senior Secured First Lien Term Loan 4.305% (1 Month LIBOR USD + 2.50%), 11/18/2024 (b)	547,925	553,062
E.W. Scripps Co., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 05/01/2026 (b)	947,849	953,033
Gray Television, Inc., Senior Secured First Lien Term Loan 4.197% (1 Month LIBOR USD + 2.50%), 01/02/2026 (b)	446,063	449,513
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 5.30% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 03/28/2025 (b)	480,234	480,834
iHeartCommunications, Inc., Senior Secured First Lien Term Loan 5.691% (1 Month LIBOR USD + 4.00%), 05/01/2026 (b)	474,427	479,072
ION Media Networks, Inc., Senior Secured First Lien Term Loan 4.813% (1 Month LIBOR USD + 3.00%), 12/18/2024 (b)	773,063	777,090
Mission Broadcasting, Inc., Senior Secured First Lien Term Loan 3.941% (1 Month LIBOR USD + 2.25%), 01/17/2024 (b)	34,132	34,314
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 4.055% (1 Month LIBOR USD + 2.25%), 01/17/2024 (b)	171,772	172,689
Quincy Newspapers, Inc.
Senior Secured First Lien Term Loan 4.80% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/02/2022 (b)	595,174	595,547
Senior Secured First Lien Term Loan 6.75% (Prime Rate + 2.00%, 1.000% Floor), 11/02/2022 (b)	607	607
Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 4.24% (1 Month LIBOR USD + 2.50%), 09/30/2026 (b)	942,638	947,205
Univision Communications, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (b)	975,639	965,552
		6,408,518
MEDIA - CABLE - 3.16%
Cogeco Communications (U.S.A.) II, L.P., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 01/03/2025 (b)	461,828	464,079
Hargray Communications Group, Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 05/16/2024 (b)	794,625	798,527
LCPR Loan Financing, LLC, Senior Secured First Lien Term Loan 6.74% (1 Month LIBOR USD + 5.00%), 10/15/2026 (b)	535,000	543,025
Lions Gate Capital Holdings, LLC, Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 03/24/2025 (b)	447,885	447,887
Midcontinent Communications, Senior Secured First Lien Term Loan 3.995% (1 Month LIBOR USD + 2.25%), 08/17/2026 (b)	593,513	598,584
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 02/01/2024 (b)	907,560	912,157
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 3.99% (1 Month LIBOR USD + 2.25%), 08/17/2026 (b)	825,000	830,499
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 4.24% (1 Month LIBOR USD + 2.50%), 01/31/2028 (b)	1,035,000	1,042,830
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 5.03% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (b)	1,277,541	1,272,219
Ziggo Secured Finance Partnership, Senior Secured First Lien Term Loan 4.24% (1 Month LIBOR USD + 2.50%), 04/15/2025 (b)	620,000	622,871
		7,532,678
MEDIA DIVERSIFIED & SERVICES - 3.98%
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 5.96% (1 Month LIBOR USD + 4.25%), 08/27/2026 (b)	1,756,175	1,731,484
Catalina Marketing Corp.
Senior Secured First Lien Term Loan 9.222% (1 Month LIBOR USD + 7.50%, 1.000% Floor), 02/15/2023 (b)	108,332	87,207
Senior Secured First Lien Term Loan 2.785% (1 Month LIBOR USD + 1.00%, 1.000% Floor), 08/15/2023 (b)	157,304	67,641
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%), 11/26/2026 (b)	838,000	846,250
Diamond Sports Group, LLC, Senior Secured First Lien Term Loan 5.03% (1 Month LIBOR USD + 3.25%), 08/24/2026 (b)	802,988	803,658
Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 10/01/2025 (b)	915,750	924,678
Hoya Midco, LLC, Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 06/28/2024 (b)	976,154	974,119
Learfield Communications, LLC, Senior Secured First Lien Term Loan 5.05% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/01/2023 (b)	582,000	517,689
Meredith Co., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 01/31/2025 (b)	795,764	801,180
Titan AcquisitionCo New Zealand, Ltd., Senior Secured First Lien Term Loan 6.195% (3 Month LIBOR USD + 4.25%), 05/01/2026 (b)	483,788	486,206
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan 4.55% (1 Month LIBOR USD + 2.75%), 05/16/2025 (b)	893,475	890,871
Senior Secured First Lien Term Loan 4.68% (3 Month LIBOR USD + 2.75%), 05/16/2025 (b)	667,910	665,962
WMG Acquisition Corp., Senior Secured First Lien Term Loan 3.924% (1 Month LIBOR USD + 2.125%), 11/01/2023 (b)	703,000	707,893
		9,504,838
METALS & MINING EXCLUDING STEEL - 0.24%
Aleris International, Inc., Senior Secured First Lien Term Loan 6.549% (1 Month LIBOR USD + 4.75%), 02/27/2023 (b)	571,300	572,728
NON-FOOD & DRUG RETAILERS - 2.80%
ABG Intermediate Holdings 2, LLC
Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 09/27/2024 (b)	2,052,897	2,062,299
Senior Secured Second Lien Term Loan 9.549% (1 Month LIBOR USD + 7.75%, 1.000% Floor), 09/29/2025 (b)	309,429	309,946
Ascena Retail Group, Inc., Senior Secured First Lien Term Loan 6.313% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/22/2022 (b)	952,781	652,655
Bass Pro Group, LLC, Senior Secured First Lien Term Loan 6.799% (1 Month LIBOR USD + 5.00%, 0.750% Floor), 09/25/2024 (b)	1,121,706	1,120,539
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 08/18/2023 (b)	592,545	591,211
Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan 6.934% (3 Month LIBOR USD + 5.00%, 1.000% Floor), 10/20/2023 (b)	417,264	293,391
Life Time, Inc., Senior Secured First Lien Term Loan 4.659% (3 Month LIBOR USD + 2.75%, 1.000% Floor), 06/10/2022 (b)	684,765	687,655
Michaels Stores, Inc., Senior Secured First Lien Term Loan 4.161% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/22/2022 (b)	495,000	480,026
Sally Holdings, LLC, Senior Secured First Lien Term Loan 4.50%, 07/05/2024	485,000	479,847
		6,677,569

OIL & GAS - 0.39%
California Resources Corp., Senior Secured First Lien Term Loan 6.555% (1 Month LIBOR USD + 4.75%, 1.000% Floor), 12/30/2022 (b)	630,000	568,049
U.S. Silica Co., Senior Secured First Lien Term Loan 5.813% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 05/01/2025 (b)	412,633	366,949
		934,998
PACKAGING - 3.81%
Ball Metalpack Finco, LLC, Senior Secured First Lien Term Loan 6.409% (3 Month LIBOR USD + 4.50%), 07/31/2025 (b)	741,237	657,848
Berry Global, Inc., Senior Secured First Lien Term Loan 4.215% (1 Month LIBOR USD + 2.50%), 07/01/2026 (b)	815,900	819,245
Flex Acquisition Co., Inc., Senior Secured First Lien Term Loan 5.349% (3 Month LIBOR USD + 3.25%), 06/30/2025 (b)	1,056,800	1,051,516
Hoffmaster Group, Inc., Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 11/21/2023 (b)	727,500	726,591
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 5.234% (3 Month LIBOR USD + 3.25%), 04/03/2024 (b)	1,080,341	1,078,656
Pregis Topco, LLC, Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 07/31/2026 (b)	545,000	546,278
Pro Mach Group, Inc., Senior Secured First Lien Term Loan 4.535% (1 Month LIBOR USD + 2.75%), 03/07/2025 (b)	491,250	488,027
Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 02/06/2023 (b)	614,970	617,664
Sabert Corp., Senior Secured First Lien Term Loan 6.25% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 11/26/2026 (b)	816,000	824,503
Spectrum Holdings III Corp., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 01/31/2025 (b)	728,671	678,273
Titan Acquisition, Ltd., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 03/28/2025 (b)	486,338	479,475
TricorBraun Holdings, Inc.
Senior Secured First Lien Term Loan 5.678% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (b)	61,920	61,472
Senior Secured First Lien Term Loan 5.695% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/30/2023 (b)	690,358	685,352
Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/17/2024 (b)	379,489	369,656
		9,084,556
PRINTING & PUBLISHING - 0.24%
Harland Clarke Holdings Corp., Senior Secured First Lien Term Loan 6.695% (3 Month LIBOR USD + 4.75%, 1.000% Floor), 11/03/2023 (b)	714,853	574,341
REITs - 0.25%
Blackstone Mortgage Trust, Inc., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 04/23/2026 (b)	583,538	588,037
RESTAURANTS - 0.87%
1011778 B.C., ULC, Senior Secured First Lien Term Loan 3.549% (1 Month LIBOR USD + 1.75%), 11/19/2026 (b)	724,660	726,377
IRB Holding Corp., Senior Secured First Lien Term Loan 5.216% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 02/05/2025 (b)	757,809	763,651
K-Mac Holdings Corp., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 03/14/2025 (b)	586,285	580,129
		2,070,157
STEEL PRODUCERS & PRODUCTS - 0.47%
GrafTech Finance, Inc., Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 02/12/2025 (b)	835,833	834,788
MRC Global (U.S.), Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 09/20/2024 (b)	289,100	290,546
		1,125,334
SUPPORT - SERVICES - 9.70%
Access CIG, LLC
Senior Secured First Lien Term Loan 5.441% (1 Month LIBOR USD + 3.75%), 02/27/2025 (b)	1,268,496	1,269,554
Senior Secured Second Lien Term Loan 9.441% (1 Month LIBOR USD + 7.75%), 02/27/2026 (b)	315,000	314,213
Allied Universal Holdco, LLC
Senior Secured First Lien Term Loan 6.049% (1 Month LIBOR USD + 4.25%), 07/10/2026 (b)	1,037,297	1,044,859
Senior Secured First Lien Delayed-Draw Term Loan 6.055% (1 Month LIBOR USD + 4.25%), 07/10/2026 (b)	102,703	103,451
Asurion, LLC
Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 08/04/2022 (b)	1,161,717	1,170,070
Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 11/03/2023 (b)	1,360,151	1,369,868
Senior Secured Second Lien Term Loan 8.299% (1 Month LIBOR USD + 6.50%), 08/04/2025 (b)	310,000	314,534
AVSC Holding Corp., Senior Secured First Lien Term Loan 6.486% (3 Month LIBOR USD + 4.50%, 1.000% Floor), 10/15/2026 (b)	590,000	590,738
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 5.691% (1 Month LIBOR USD + 4.00%), 04/06/2026 (b)	467,650	470,573
Brand Energy & Infrastructure Services, Inc.
Senior Secured First Lien Term Loan 6.184% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (b)	672,807	671,966
Senior Secured First Lien Term Loan 6.293% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 06/21/2024 (b)	596,483	595,736
Brightview Landscapes, LLC
Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 2.50%), 08/15/2025 (b)	618,322	623,989
Senior Secured First Lien Term Loan 4.313% (1 Month LIBOR USD + 2.50%), 08/15/2025 (b)	509,503	514,173
Camelot U.S. Acquisition 1 Co., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 10/30/2026 (b)	745,000	750,774
Capri Acquisitions BidCo, Ltd., Senior Secured First Lien Term Loan 4.927% (3 Month LIBOR USD + 3.00%), 11/01/2024 (b)	717,500	712,029
EAB Global, Inc.
Senior Secured First Lien Term Loan 5.736% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (b)	622,300	624,244
Senior Secured First Lien Term Loan 5.753% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 11/15/2024 (b)	1,588	1,593
Garda World Security Corp., Senior Secured First Lien Term Loan 6.66% (3 Month LIBOR USD + 4.75%), 10/30/2026 (b)	860,000	866,992
IRI Holdings, Inc.
Senior Secured First Lien Term Loan 6.299% (1 Month LIBOR USD + 4.50%), 12/01/2025 (b)	1,718,250	1,689,615
Senior Secured First Lien Term Loan 6.445% (3 Month LIBOR USD + 4.50%), 12/01/2025 (b)	4,350	4,277
Lakeland Tours, LLC, Senior Secured First Lien Term Loan 6.149% (3 Month LIBOR USD + 4.25%, 1.000% Floor), 12/16/2024 (b)	705,479	705,187
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 5.177% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (b)	86,386	86,629
Senior Secured First Lien Term Loan 5.19% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (b)	86,386	86,629
Senior Secured First Lien Term Loan 5.195% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (b)	34,878	34,977
Senior Secured First Lien Term Loan 5.435% (6 Month LIBOR USD + 3.25%, 1.000% Floor), 03/13/2025 (b)	259,159	259,888
Moneygram International, Inc., Senior Secured First Lien Term Loan 7.799% (1 Month LIBOR USD + 6.00%, 1.000% Floor), 06/30/2023 (b)	905,093	823,634
PODS, LLC, Senior Secured First Lien Term Loan 4.49% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 12/06/2024 (b)	763,169	768,057
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 01/29/2025 (b)	722,193	722,644
ProQuest, LLC, Senior Secured First Lien Term Loan 5.299% (1 Month LIBOR USD + 3.50%), 10/23/2026 (b)	415,000	418,374
Renaissance Holding Corp., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 05/30/2025 (b)	517,125	515,832
Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 09/03/2026 (b)	796,000	804,294
Severin Acquisition, LLC, Senior Secured First Lien Term Loan 4.894% (3 Month LIBOR USD + 3.00%), 08/01/2025 (b)	594,000	592,328
SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan 4.55% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/29/2024 (b)	389,542	391,328
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 05/01/2024 (b)	548,499	552,728
TMK Hawk Parent, Corp., Senior Secured First Lien Term Loan 5.30% (1 Month LIBOR USD + 3.50%), 08/28/2024 (b)	410,595	338,228
USIC Holdings, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 12/08/2023 (b)	801,184	799,686
Verra Mobility Corp., Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%), 03/03/2025 (b)	604,238	609,023
West Corp.
Senior Secured First Lien Term Loan 5.427% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 10/10/2024 (b)	263,327	221,688
Senior Secured First Lien Term Loan 5.927% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 10/10/2024 (b)	832,953	708,302
		23,142,704

TECHNOLOGY - 10.39%
Avaya, Inc., Senior Secured First Lien Term Loan 5.99% (1 Month LIBOR USD + 4.25%), 12/16/2024 (b)	1,303,442	1,282,913
Barracuda Networks, Inc., Senior Secured First Lien Term Loan 5.16% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 02/12/2025 (b)	945,600	952,457
Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 06/16/2023 (b)	579,912	581,907
Celestica, Inc., Senior Secured First Lien Term Loan 3.917% (1 Month LIBOR USD + 2.125%), 06/27/2025 (b)	615,625	612,162
CommScope, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 04/06/2026 (b)	643,388	648,213
Compuware Corp., Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 08/22/2025 (b)	515,596	519,677
DCert Buyer, Inc., Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 10/16/2026 (b)	855,000	859,275
Diebold Nixdorf, Inc.
Senior Secured First Lien Term Loan 6.50% (1 Month LIBOR USD + 4.75%), 04/29/2022 (b)	539,162	539,162
Senior Secured First Lien Term Loan 11.063% (1 Month LIBOR USD + 9.25%), 08/31/2022 (b)	268,990	284,961
Senior Secured First Lien Term Loan 4.563% (1 Month LIBOR USD + 2.75%), 11/06/2023 (b)	124,265	121,779
Dynatrace, LLC, Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 08/22/2025 (b)	519,218	523,597
EagleView Technology Corp., Senior Secured First Lien Term Loan 5.409% (3 Month LIBOR USD + 3.50%), 08/14/2025 (b)	881,100	835,397
Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 12/01/2023 (b)	1,211,569	1,217,245
GlobalLogic Holdings, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 08/01/2025 (b)	498,778	502,519
Imperva, Inc., Senior Secured First Lien Term Loan 5.986% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 01/12/2026 (b)	791,025	747,914
Informatica, LLC, Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 08/05/2022 (b)	745,821	749,949
Kronos, Inc., Senior Secured First Lien Term Loan 4.909% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/01/2023 (b)	622,524	626,514
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 06/21/2024 (b)	109,139	109,491
Merrill Communications, LLC, Senior Secured First Lien Term Loan 7.089% (3 Month LIBOR USD + 5.00%, 1.000% Floor), 10/05/2026 (b)	515,000	520,150
Microchip Technology, Inc., Senior Secured First Lien Term Loan 3.80% (1 Month LIBOR USD + 2.00%), 05/29/2025 (b)	324,814	327,149
MLN U.S. HoldCo, LLC, Senior Secured First Lien Term Loan 6.191% (1 Month LIBOR USD + 4.50%), 11/28/2025 (b)	985,050	934,975
ON Semiconductor Corp., Senior Secured First Lien Term Loan 3.799% (1 Month LIBOR USD + 2.00%), 09/18/2026 (b)	473,813	477,752
Optiv Security, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/01/2024 (b)	869,330	762,837
Plantronics, Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 07/02/2025 (b)	180,343	176,917
Project Alpha Intermediate Holding, Inc.
Senior Secured First Lien Term Loan 5.49% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 04/26/2024 (b)	780,000	782,929
Senior Secured First Lien Term Loan 6.24% (3 Month LIBOR USD + 4.25%), 04/26/2024 (b)	537,300	542,896
Red Ventures, LLC, Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 11/08/2024 (b)	677,255	682,937
Rocket Software, Inc., Senior Secured First Lien Term Loan 6.049% (1 Month LIBOR USD + 4.25%), 11/28/2025 (b)	615,711	600,706
RP Crown Parent, LLC, Senior Secured First Lien Term Loan 4.555% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 10/12/2023 (b)	548,050	552,506
SCS Holdings I, Inc., Senior Secured First Lien Term Loan 6.049% (1 Month LIBOR USD + 4.25%), 07/01/2026 (b)	587,050	590,725
Seattle SpinCo, Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 06/21/2024 (b)	737,041	739,421
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 02/05/2024 (b)	1,506,109	1,518,007
Solera, LLC, Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 03/03/2023 (b)	763,098	765,543
SS&C European Holdings S.A.R.L., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 04/16/2025 (b)	279,728	282,013
SS&C Technologies, Inc., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 04/16/2025 (b)	403,444	406,740
TIBCO Software, Inc., Senior Secured First Lien Term Loan 5.71% (1 Month LIBOR USD + 4.00%), 06/30/2026 (b)	858,638	863,605
Ultimate Software Group, Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%), 05/04/2026 (b)	747,128	753,082
Vertafore, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 07/02/2025 (b)	801,900	794,382
		24,790,404
TELECOMMUNICATIONS - SATELLITES - 2.23%
Connect U.S. Finco, LLC, Senior Secured First Lien Delayed-Draw Term Loan 6.29% (1 Month LIBOR USD + 4.50%, 1.000% Floor), 12/11/2026 (b)(f)	1,495,000	1,506,093
Maxar Technologies, Ltd., Senior Secured First Lien Term Loan 4.854% (1 Month LIBOR USD + 2.75%), 10/04/2024 (b)	1,392,468	1,343,154
Speedcast International, Ltd., Senior Secured First Lien Term Loan 4.695% (3 Month LIBOR USD + 2.75%), 05/15/2025 (b)	837,250	648,174
Telesat Canada, Senior Secured First Lien Term Loan 4.63% (3 Month LIBOR USD + 2.75%), 12/07/2026 (b)	895,000	900,782
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 5.945% (3 Month LIBOR USD + 4.00%, 1.000% Floor), 09/09/2021 (b)	931,130	934,039
		5,332,242
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 3.93%
Altice Financing S.A., Senior Secured First Lien Term Loan 4.49% (1 Month LIBOR USD + 2.75%), 07/15/2025 (b)	543,636	543,500
Cable & Wireless Communications, Ltd., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 01/30/2026 (b)	656,000	661,432
CenturyLink, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 01/31/2025 (b)	1,802,721	1,812,861
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 4.80% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/05/2023 (b)	1,227,688	1,166,813
Dawn Acquisition, LLC, Senior Secured First Lien Term Loan 5.695% (3 Month LIBOR USD + 3.75%), 12/31/2025 (b)	498,865	476,830
Flexential Intermediate Corp., Senior Secured First Lien Term Loan 5.445% (3 Month LIBOR USD + 3.50%), 08/01/2024 (b)	768,296	642,761
Masergy Holdings, Inc., Senior Secured First Lien Term Loan 5.195% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 12/15/2023 (b)	484,908	479,048
MTN Infrastructure TopCo, Inc., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 11/15/2024 (b)	442,125	442,843
Numericable U.S., LLC
Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 07/31/2025 (b)	627,514	624,248
Senior Secured First Lien Term Loan 5.74% (1 Month LIBOR USD + 4.00%), 08/14/2026 (b)	366,300	367,712
Rackspace Hosting, Inc., Senior Secured First Lien Term Loan 4.902% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/03/2023 (b)	678,456	660,884
Sprint Communications, Inc., Senior Secured First Lien Term Loan 4.313% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 02/02/2024 (b)	1,077,887	1,070,342
TierPoint, LLC, Senior Secured First Lien Term Loan 5.452% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 05/06/2024 (b)	447,461	437,299
		9,386,573
UTILITIES - ELECTRIC - 1.32%
Calpine Corp., Senior Secured First Lien Term Loan 4.20% (3 Month LIBOR USD + 2.25%), 01/15/2024 (b)	626,442	630,493
Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan 4.91% (3 Month LIBOR USD + 3.00%, 1.000% Floor), 11/29/2024 (b)	640,685	634,544
Frontera Generation Holdings, LLC, Senior Secured First Lien Term Loan 5.99% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 05/02/2025 (b)	618,874	535,326
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (b)	558,304	514,756
Senior Secured First Lien Term Loan 5.549% (1 Month LIBOR USD + 3.75%, 1.000% Floor), 01/30/2024 (b)	31,489	29,033
Vistra Operations Co., LLC, Senior Secured First Lien Term Loan 3.487% (1 Month LIBOR USD + 1.75%), 12/31/2025 (b)	805,050	810,995
		3,155,147
UTILITIES - GAS - 1.44%
Brazos Delaware II, LLC, Senior Secured First Lien Term Loan 5.785% (1 Month LIBOR USD + 4.00%), 05/21/2025 (b)	398,925	343,076
Buckeye Partners, L.P., Senior Secured First Lien Term Loan 4.441% (1 Month LIBOR USD + 2.75%), 11/02/2026 (b)	695,000	702,145
Lower Cadence Holdings, LLC, Senior Secured First Lien Term Loan 5.799% (1 Month LIBOR USD + 4.00%), 05/22/2026 (b)	412,925	409,572
Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 02/18/2025 (b)	456,345	424,401
Northriver Midstream Finance, L.P., Senior Secured First Lien Term Loan 5.349% (3 Month LIBOR USD + 3.25%), 10/01/2025 (b)	745,563	748,127
Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 5.80% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 09/27/2024 (b)	888,750	806,985
		3,434,306
TOTAL BANK LOANS (Cost $208,410,420)		206,293,705

CORPORATE BONDS - 9.10% (g)

AEROSPACE & DEFENSE - 0.27%
Moog, Inc. 4.25%, 12/15/2027 (i)	640,000	652,864
ENVIRONMENTAL - 0.42%
GFL Environmental, Inc. 7.00%, 06/01/2026 (c)(i)	420,000	444,884
Stericycle, Inc. 5.375%, 07/15/2024 (i)	535,000	562,865
		1,007,749
FINANCE - SERVICES - 0.99%
Navient Corp. 5.50%, 01/25/2023	780,000	834,600
Starwood Property Trust, Inc. 5.00%, 12/15/2021	750,000	779,813
WEX, Inc. 4.75%, 02/01/2023 (i)	745,000	752,759
		2,367,172
GAMING - 0.52%
Boyd Gaming Corp. 4.75%, 12/01/2027 (i)	610,000	634,766
Eldorado Resorts, Inc. 7.00%, 08/01/2023	575,000	599,676
		1,234,442
HEALTHCARE - 1.15%
Bausch Health Cos., Inc. 5.50%, 11/01/2025 (c)(i)	775,000	811,490
Centene Corp. 4.625%, 12/15/2029 (i)	785,000	826,762
MPH Acquisition Holdings, LLC 7.125%, 06/01/2024 (i)	550,000	533,495
Tenet Healthcare Corp. 5.125%, 05/01/2025	555,000	573,038
		2,744,785
HOTELS - 0.20%
ESH Hospitality, Inc. 4.625%, 10/01/2027 (i)	475,000	481,816
LEISURE & ENTERTAINMENT - 0.54%
NCL Corp., Ltd. 3.625%, 12/15/2024 (c)(i)	720,000	731,700
Wyndham Destinations, Inc. 4.625%, 03/01/2030 (i)	560,000	562,450
		1,294,150
MEDIA - BROADCAST - 0.22%
Cumulus Media New Holdings, Inc. 6.75%, 07/01/2026 (i)	485,000	520,465
MEDIA - CABLE - 1.50%
Block Communications, Inc. 6.875%, 02/15/2025 (i)	1,410,000	1,466,386
CCO Holdings, LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	575,000	582,492
DISH DBS Corp. 5.875%, 07/15/2022	1,450,000	1,539,581
		3,588,459
NON-FOOD & DRUG RETAILERS - 0.31%
PetSmart, Inc. 5.875%, 06/01/2025 (i)	718,000	733,258
PACKAGING - 0.23%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	533,009	534,342
REITs - 0.25%
VICI Properties 1, LLC / VICI FC, Inc. 8.00%, 10/15/2023	550,000	596,978
SUPPORT - SERVICES - 0.60%
GEO Group, Inc. 5.125%, 04/01/2023	780,000	733,200
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025 (i)	665,000	688,268
		1,421,468
TECHNOLOGY - 0.32%
Dell International, LLC / EMC Corp. 4.42%, 06/15/2021 (i)	750,000	772,013
TELECOMMUNICATIONS - SATELLITES - 0.67%
Hughes Satellite Systems Corp.
5.250%, 08/01/2026	725,000	797,752
6.625%, 08/01/2026	725,000	806,814
		1,604,566
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.28%
Sprint Communications, Inc. 7.00%, 08/15/2020	650,000	664,560
TRANSPORTATION EXCLUDING AIR & RAIL - 0.15%
XPO Logistics, Inc. 6.50%, 06/15/2022 (i)	350,000	357,273
UTILITIES - ELECTRIC - 0.48%
AES Corp. 4.50%, 03/15/2023	445,000	457,053
TerraForm Power Operating, LLC 4.25%, 01/31/2023 (i)	655,000	675,934
		1,132,987
TOTAL CORPORATE BONDS (Cost $20,934,810)		21,709,347

	Shares
EQUITIES - 0.08%

MEDIA - BROADCAST - 0.06%
Cumulus Media, Inc. (a)(h)	8,437	148,238
MEDIA DIVERSIFIED & SERVICES - 0.01%
Pacifico, Inc. (a)(e)(h)	2,592	13,608
OIL & GAS - 0.01%
Ascent Resources, LLC (a)(e)(h)	11,064	22,128
HGIM Corp. (a)(h)	1,010	10,353
		32,481
UTILITIES - GAS - 0.00%
Southcross Energy Partners, L.P. (a)(h)	63	-
Southcross Energy Partners, L.P. (h)	63	4,914
		4,914
TOTAL EQUITIES (Cost $277,372)		199,241

WARRANTS - 0.02%

OIL & GAS - 0.02%
Ascent Resources, LLC (a)(e)(h)	72,369	9,046
Ascent Resources, LLC (a)(e)(h)	56,287	4,222
HGIM Corp. (a)(h)	4,517	46,299
TOTAL WARRANTS (Cost $202,573)		59,567

Money Market Fund - 3.78%

First American Government Obligations Fund - Class X, 1.51% (d)	9,021,115	9,021,115
TOTAL MONEY MARKET FUND (Cost $9,021,115)		9,021,115
Total Investments (Cost $238,846,290) - 99.42%		237,282,975
Other Assets in Excess of Liabilities - 0.58%		1,382,493
TOTAL NET ASSETS - 100.00%		$238,665,468

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2019.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2019.
(e)	Value determined using significant unobservable inputs.
(f)	All or a portion of the loan is unfunded.
(g)	All or a portion is posted as collateral for delayed settlement securities.
(h)	Private securities that may have restrictions on, and /or limited, transferability. As of December 31, 2019, the value of these investments was $258,808 or 0.11% of total net assets.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of December 31, 2019, the value of these investments was $12,209,448 or 5.12% of total net assets.

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 87.26% (f)

AEROSPACE & DEFENSE - 1.74%
Bombardier, Inc.
8.75%, 12/01/2021 (b)(c)	$3,123,000	$3,428,664
6.00%, 10/15/2022 (b)(c)	495,000	496,089
TransDigm, Inc. 6.50%, 07/15/2024	5,470,000	5,652,889
Triumph Group, Inc. 6.25%, 09/15/2024 (c)	1,361,000	1,433,589
		11,011,231
AUTOMOTIVE - 4.28%
Allison Transmission, Inc. 5.00%, 10/01/2024 (c)	2,855,000	2,929,915
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	3,627,000	3,687,070
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	1,555,000	1,608,780
Dana, Inc. 5.50%, 12/15/2024	2,865,000	2,953,342
Ford Motor Credit Co., LLC 3.35%, 11/01/2022	1,475,000	1,491,008
Goodyear Tire & Rubber Co. 5.125%, 11/15/2023	2,880,000	2,936,448
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (c)	2,870,000	2,957,291
KAR Auction Services, Inc. 5.125%, 06/01/2025 (c)	1,610,000	1,677,757
Meritor, Inc. 6.25%, 02/15/2024	1,945,000	1,998,711
Penske Automotive Group, Inc.
5.75%, 10/01/2022	3,379,000	3,433,885
5.375%, 12/01/2024	1,300,000	1,341,165
		27,015,372
BEVERAGE & FOOD - 1.75%
B&G Foods, Inc. 5.25%, 04/01/2025	1,390,000	1,432,277
Cott Holdings, Inc. 5.50%, 04/01/2025 (c)	3,815,000	3,994,629
Post Holdings, Inc. 5.50%, 03/01/2025 (c)	1,388,000	1,456,824
TreeHouse Foods, Inc. 6.00%, 02/15/2024 (c)	1,245,000	1,292,727
U.S. Foods, Inc. 5.875%, 06/15/2024 (c)	2,785,000	2,874,357
		11,050,814
BUILDING & CONSTRUCTION - 0.32%
Lennar Corp. 6.25%, 12/15/2021	602,000	633,846
M/I Homes, Inc. 6.75%, 01/15/2021	1,375,000	1,380,706
		2,014,552
BUILDING MATERIALS - 1.84%
Standard Industries, Inc. 5.375%, 11/15/2024 (c)	8,995,000	9,264,760
Summit Materials, LLC / Summit Materials Finance Corp. 6.125%, 07/15/2023	2,300,000	2,340,250
		11,605,010
CHEMICALS - 3.22%
Axalta Coating Systems, LLC 4.875%, 08/15/2024 (c)	1,897,000	1,967,350
Blue Cube Spinco, LLC
9.75%, 10/15/2023	3,840,000	4,138,790
10.00%, 10/15/2025	875,000	969,373
NOVA Chemicals Corp. 5.25%, 08/01/2023 (b)(c)	2,020,000	2,068,036
OCI N.V. 6.625%, 04/15/2023 (b)(c)	3,661,000	3,829,406
PQ Corp. 6.75%, 11/15/2022 (c)	4,670,000	4,839,255
W.R. Grace & Co.- Conn. 5.125%, 10/01/2021 (c)	2,375,000	2,480,521
		20,292,731
CONSUMER PRODUCTS - 0.91%
Central Garden & Pet Co. 6.125%, 11/15/2023	850,000	880,103
Griffon Corp. 5.25%, 03/01/2022	1,050,000	1,056,555
Prestige Brands, Inc. 6.375%, 03/01/2024 (c)	2,215,000	2,308,218
Spectrum Brands, Inc. 6.125%, 12/15/2024	1,452,000	1,503,423
		5,748,299
ENVIRONMENTAL - 2.39%
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (c)	2,960,000	3,087,028
Covanta Holding Corp. 5.875%, 03/01/2024	1,425,000	1,470,123
GFL Environmental, Inc.
5.625%, 05/01/2022 (b)(c)	7,180,000	7,325,840
5.375%, 03/01/2023 (b)(c)	850,000	877,625
Stericycle, Inc. 5.375%, 07/15/2024 (c)	2,211,000	2,326,160
		15,086,776
FINANCE - BANKING - 0.64%
Ally Financial, Inc. 8.00%, 03/15/2020	4,000,000	4,037,000
FINANCE - SERVICES - 5.38%
Credit Acceptance Corp. 5.125%, 12/31/2024 (c)	520,000	541,299
DAE Funding, LLC
4.00%, 08/01/2020 (c)	2,592,000	2,615,684
5.75%, 11/15/2023 (c)	1,500,000	1,577,498
5.00%, 08/01/2024 (c)	1,241,000	1,306,066

goeasy, Ltd. 5.375%, 12/01/2024 (b)(c)	2,165,000	2,209,199
Nationstar Mortgage Holdings, Inc. 8.125%, 07/15/2023 (c)	1,030,000	1,092,423
Nationstar Mortgage, LLC / Nationstar Capital Corp.
6.50%, 07/01/2021	2,705,000	2,719,607
6.50%, 06/01/2022	1,350,000	1,353,436
Navient Corp.
8.00%, 03/25/2020	301,000	304,623
5.875%, 03/25/2021	2,680,000	2,774,470
6.625%, 07/26/2021	390,000	413,302
7.25%, 01/25/2022	2,300,000	2,502,906
6.50%, 06/15/2022	1,175,000	1,276,344
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (b)(c)	1,155,000	1,233,785
Quicken Loans, Inc. 5.75%, 05/01/2025 (c)	1,500,000	1,553,753
Springleaf Finance Corp.
8.25%, 12/15/2020	505,000	531,007
7.75%, 10/01/2021	1,020,000	1,109,831
6.125%, 05/15/2022	475,000	511,219
6.125%, 03/15/2024	2,024,000	2,221,320
Starwood Property Trust, Inc.
3.625%, 02/01/2021 (c)	645,000	650,902
3.625%, 02/01/2021	1,775,000	1,791,241
5.00%, 12/15/2021	3,555,000	3,696,311
		33,986,226
FOOD & DRUG RETAILERS - 0.55%
Albertson's Cos., Inc. / Safeway, Inc. / New Albertson's, L.P. / Albertson's, LLC 6.625%, 06/15/2024	1,335,000	1,400,616
Ingles Markets, Inc. 5.75%, 06/15/2023	2,001,000	2,043,501
		3,444,117
GAMING - 3.05%
Eldorado Resorts, Inc.
7.00%, 08/01/2023	2,845,000	2,967,093
6.00%, 04/01/2025	2,960,000	3,114,172
International Game Technology PLC 6.25%, 02/15/2022 (b)(c)	5,585,000	5,902,116
MGM Resorts International 7.75%, 03/15/2022	6,482,000	7,263,276
		19,246,657
GENERAL INDUSTRIAL MANUFACTURING - 0.33%
Actuant Corp. 5.625%, 06/15/2022	1,225,000	1,240,695
Colfax Corp. 6.00%, 02/15/2024 (c)	786,000	836,764
		2,077,459
HEALTHCARE - 14.84%
Acadia Healthcare Co., Inc.
6.125%, 03/15/2021	1,400,000	1,403,500
5.125%, 07/01/2022	1,150,000	1,161,859
AMN Healthcare, Inc. 5.125%, 10/01/2024 (c)	3,985,000	4,136,091
Avantor, Inc.
6.00%, 10/01/2024 (c)	2,885,000	3,082,089
9.00%, 10/01/2025 (c)	3,796,000	4,250,058
Bausch Health Cos., Inc.
6.50%, 03/15/2022 (b)(c)	900,000	921,375
5.50%, 03/01/2023 (b)(c)	2,340,000	2,358,521
5.875%, 05/15/2023 (b)(c)	5,994,000	6,050,194
7.00%, 03/15/2024 (b)(c)	3,111,000	3,241,926
6.125%, 04/15/2025 (b)(c)	1,103,000	1,141,953
Centene Corp.
6.125%, 02/15/2024	1,584,000	1,645,380
4.75%, 01/15/2025	5,095,000	5,302,953
4.75%, 01/15/2025 (c)	5,395,000	5,615,197
DaVita, Inc. 5.125%, 07/15/2024	9,220,000	9,469,724
Eagle Holding Co. II, LLC 7.75% Cash or 9.00% PIK, 05/15/2022 (c)(g)	2,495,000	2,537,814
Encompass Health Corp. 5.75%, 11/01/2024	1,180,000	1,195,735
HCA, Inc.
6.25%, 02/15/2021	500,000	522,375
7.50%, 02/15/2022	3,235,000	3,580,433
Hill-Rom Holdings, Inc. 5.00%, 02/15/2025 (c)	2,811,000	2,931,634
Jaguar Holding Co. II / Pharmaceutical Product Development, LLC 6.375%, 08/01/2023 (c)	8,313,000	8,601,274
Molina Healthcare, Inc. 5.375%, 11/15/2022 (d)	6,253,000	6,657,944
MPT Operating Partnership, L.P. / MPT Finance Corp. 6.375%, 03/01/2024	4,320,000	4,498,071
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 05/01/2023 (c)	3,905,000	4,131,978
Service Corp. International U.S. 5.375%, 05/15/2024	589,000	607,898
Tenet Healthcare Corp. 4.625%, 09/01/2024 (c)	5,360,000	5,595,036
Universal Health Services, Inc. 4.75%, 08/01/2022 (c)	3,000,000	3,037,479
		93,678,491
HOTELS - 0.65%
ESH Hospitality, Inc. 5.25%, 05/01/2025 (c)	2,565,000	2,656,917
FelCor Lodging, L.P. 6.00%, 06/01/2025	397,000	416,022
RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, 04/15/2023	1,000,000	1,022,915
		4,095,854

LEISURE & ENTERTAINMENT - 1.44%
NCL Corp., Ltd. 3.625%, 12/15/2024 (b)(c)	4,300,000	4,369,875
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (c)	867,000	900,236
Viking Cruises, Ltd. 6.25%, 05/15/2025 (b)(c)	1,365,000	1,425,285
Wyndham Destinations, Inc.
5.625%, 03/01/2021	1,250,000	1,294,250
4.25%, 03/01/2022	1,060,000	1,083,843
		9,073,489
MEDIA - BROADCAST - 4.36%
AMC Networks, Inc.
4.75%, 12/15/2022	1,076,000	1,087,330
5.00%, 04/01/2024	3,620,000	3,701,450
Nexstar Broadcasting, Inc. 5.625%, 08/01/2024 (c)	2,245,000	2,345,094
Sinclair Television Group, Inc. 5.625%, 08/01/2024 (c)	2,253,000	2,322,471
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (c)	3,290,000	3,346,210
4.625%, 07/15/2024 (c)	500,000	526,042
5.375%, 04/15/2025 (c)	533,000	551,850
TEGNA, Inc.
5.125%, 07/15/2020	2,937,000	2,947,279
4.875%, 09/15/2021 (c)	750,000	752,813
6.375%, 10/15/2023	3,564,000	3,675,375
Univision Communications, Inc.
6.75%, 09/15/2022 (c)	3,265,000	3,323,156
5.125%, 05/15/2023 (c)	2,965,000	2,965,000
		27,544,070
MEDIA - CABLE - 6.92%
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	6,255,000	6,336,503
5.125%, 02/15/2023	1,610,000	1,632,121
5.125%, 05/01/2023 (c)	1,000,000	1,022,715
5.75%, 09/01/2023	2,330,000	2,380,480
5.375%, 05/01/2025 (c)	3,149,000	3,257,908
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	862,800
5.375%, 07/15/2023 (c)	5,378,000	5,523,663
6.625%, 10/15/2025 (c)	1,275,000	1,359,456
10.875%, 10/15/2025 (c)	4,070,000	4,555,856
DISH DBS Corp.
6.75%, 06/01/2021	4,995,000	5,266,079
5.875%, 07/15/2022	1,130,000	1,199,811
Lions Gate Capital Holdings, LLC 6.375%, 02/01/2024 (c)	2,942,000	3,081,774
Netflix, Inc. 5.375%, 02/01/2021	1,500,000	1,550,250
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (b)(c)	1,365,000	1,406,066
Virgin Media Finance PLC 5.75%, 01/15/2025 (b)(c)	2,810,000	2,898,979
Ziggo Bond Co. B.V. 5.875%, 01/15/2025 (b)(c)	1,315,000	1,359,112
		43,693,573
MEDIA DIVERSIFIED & SERVICES - 3.17%
Match Group, Inc. 6.375%, 06/01/2024	1,760,000	1,850,930
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,290,000	1,293,225
5.50%, 10/01/2021 (b)(c)	4,145,000	4,169,870
5.00%, 04/15/2022 (c)	3,320,000	3,338,360
Outfront Media Capital, LLC / Outfront Media Capital Corp. 5.625%, 02/15/2024	812,000	833,993
Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	5,310,000	5,779,059
WMG Acquisition Corp. 5.00%, 08/01/2023 (c)	2,655,000	2,722,477
		19,987,914
METALS & MINING EXCLUDING STEEL - 1.65%
Arconic, Inc. 5.40%, 04/15/2021	1,405,000	1,448,956
Constellium SE 6.625%, 03/01/2025 (b)(c)	1,450,000	1,508,131
FMG Resources Pty, Ltd. 4.75%, 05/15/2022 (b)(c)	2,980,000	3,082,154
Freeport-McMoRan, Inc. 3.55%, 03/01/2022	2,975,000	3,017,483
Novelis Corp. 6.25%, 08/15/2024 (c)	1,295,000	1,361,356
		10,418,080
NON-FOOD & DRUG RETAILERS - 0.20%
LTF Merger Sub, Inc. 8.50%, 06/15/2023 (c)	1,210,000	1,237,727
PACKAGING - 3.35%
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
4.25%, 09/15/2022 (b)(c)	1,110,000	1,126,198
6.00%, 02/15/2025 (b)(c)	2,832,000	2,977,140
Berry Global, Inc.
5.50%, 05/15/2022	2,750,000	2,787,793
6.00%, 10/15/2022	1,724,000	1,761,173
Graphic Packaging International, LLC 4.875%, 11/15/2022	469,000	492,596
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	9,182,296	9,205,251
5.501% (3 Month LIBOR USD + 3.50%), 07/15/2021 (a)(c)	1,150,000	1,154,025
5.125%, 07/15/2023 (c)	1,610,000	1,651,595
		21,155,771

REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.14%
Newmark Group, Inc. 6.125%, 11/15/2023	790,000	871,752
REITs - 0.83%
Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp. 5.875%, 08/01/2021 (c)	2,500,000	2,541,625
VICI Properties 1, LLC / VICI FC, Inc. 8.00%, 10/15/2023	2,503,582	2,717,426
		5,259,051
RESTAURANTS - 0.65%
1011778 B.C., ULC / New Red Finance, Inc. 4.25%, 05/15/2024 (b)(c)	1,012,000	1,039,410
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 5.00%, 06/01/2024 (c)	2,920,000	3,031,938
		4,071,348
STEEL PRODUCERS & PRODUCTS - 0.14%
Steel Dynamics, Inc. 5.125%, 10/01/2021	255,000	255,155
Zekelman Industries, Inc. 9.875%, 06/15/2023 (c)	600,000	631,125
		886,280
SUPPORT - SERVICES - 2.94%
CoreCivic, Inc. 4.125%, 04/01/2020	1,250,000	1,250,000
Gartner, Inc. 5.125%, 04/01/2025 (c)	1,335,000	1,392,852
Hertz Corp. 7.625%, 06/01/2022 (c)	2,798,000	2,916,915
Iron Mountain, Inc.
4.375%, 06/01/2021 (c)	950,000	961,685
6.00%, 08/15/2023	5,042,000	5,159,655
5.75%, 08/15/2024	1,962,000	1,988,958
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025 (c)	1,355,000	1,402,412
United Rentals North America, Inc. 5.50%, 07/15/2025	423,000	440,405
Williams Scotsman International, Inc.
7.875%, 12/15/2022 (c)	2,399,000	2,507,703
6.875%, 08/15/2023 (c)	537,000	566,758
		18,587,343
TECHNOLOGY - 5.12%
CommScope, Inc. 5.00%, 06/15/2021 (c)	644,000	646,190
Dell International, LLC / EMC Corp.
5.875%, 06/15/2021 (c)	2,975,000	3,025,218
7.125%, 06/15/2024 (c)	7,763,000	8,199,669
Infor U.S., Inc. 6.50%, 05/15/2022	2,446,000	2,487,044
NCR Corp.
5.00%, 07/15/2022	1,345,000	1,360,972
6.375%, 12/15/2023	5,175,000	5,315,165
NortonLifeLock, Inc. 3.95%, 06/15/2022	1,350,000	1,384,869
Open Text Corp. 5.625%, 01/15/2023 (b)(c)	4,370,000	4,455,586
PTC, Inc. 6.00%, 05/15/2024	640,000	669,334
Sabre GLBL, Inc.
5.375%, 04/15/2023 (c)	1,670,000	1,714,397
5.25%, 11/15/2023 (c)	1,345,000	1,383,655
VeriSign, Inc. 4.625%, 05/01/2023	1,665,000	1,695,112
		32,337,211
TELECOMMUNICATIONS - SATELLITES - 1.38%
Hughes Satellite Systems Corp. 7.625%, 06/15/2021	6,145,000	6,576,809
Inmarsat Finance PLC 4.875%, 05/15/2022 (b)(c)	2,099,000	2,129,173
		8,705,982
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 8.03%
Altice Financing S.A. 6.625%, 02/15/2023 (b)(c)	2,915,000	2,972,090
CenturyLink, Inc.
5.625%, 04/01/2020	2,584,000	2,603,225
6.45%, 06/15/2021	1,420,000	1,489,580
5.80%, 03/15/2022	1,715,000	1,805,981
Cogent Communications Finance, Inc. 5.625%, 04/15/2021 (c)	675,000	682,594
GCI, LLC
6.625%, 06/15/2024 (c)	341,000	370,126
6.875%, 04/15/2025	1,439,000	1,507,950
Level 3 Financing, Inc.
5.375%, 08/15/2022	4,001,000	4,016,804
5.625%, 02/01/2023	3,715,000	3,735,395
SBA Communications Corp. 4.00%, 10/01/2022	2,850,000	2,910,543
Sprint Communications, Inc.
7.00%, 08/15/2020	4,800,000	4,907,520
6.00%, 11/15/2022	2,500,000	2,626,325
Sprint Corp. 7.25%, 09/15/2021	1,200,000	1,271,184
T-Mobile U.S.A., Inc.
6.00%, 03/01/2023	7,500,000	7,650,637
6.375%, 03/01/2025	6,245,000	6,466,167
Zayo Group, LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	5,515,000	5,650,586
		50,666,707

TRANSPORTATION EXCLUDING AIR & RAIL - 1.85%
XPO Logistics, Inc.
6.50%, 06/15/2022 (c)	8,091,000	8,259,131
6.125%, 09/01/2023 (c)	1,850,000	1,913,612
6.75%, 08/15/2024 (c)	1,383,000	1,505,306
		11,678,049
UTILITIES - ELECTRIC - 0.66%
AES Corp. 4.875%, 05/15/2023	1,196,000	1,216,434
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024 (c)	441,000	460,111
4.25%, 09/15/2024 (c)	890,000	927,455
Vistra Energy Corp. 5.875%, 06/01/2023	1,500,000	1,538,295
		4,142,295
UTILITIES - GAS - 2.54%
Blue Racer Midstream, LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022 (c)	1,657,000	1,626,809
Buckeye Partners, L.P.
4.875%, 02/01/2021	646,000	657,661
4.15%, 07/01/2023	377,000	379,283
Cheniere Energy Partners, L.P. 5.25%, 10/01/2025	1,435,000	1,498,972
Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023	1,375,000	1,405,367
DCP Midstream Operating, L.P.
5.35%, 03/15/2020 (c)	765,000	770,137
4.95%, 04/01/2022	2,000,000	2,080,624
3.875%, 03/15/2023	850,000	871,241
Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, 08/01/2022	1,519,000	1,536,894
NuStar Logistics, L.P.
4.80%, 09/01/2020	300,000	304,616
6.75%, 02/01/2021	2,900,000	3,017,160
Sunoco, L.P. / Sunoco Finance Corp. 4.875%, 01/15/2023	1,650,000	1,691,968
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	205,000	212,942
		16,053,674
TOTAL CORPORATE BONDS (Cost $545,411,227)		550,760,905

BANK LOANS - 7.97%

AEROSPACE & DEFENSE - 0.28%
Transdigm, Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%), 06/09/2023 (a)	1,791,782	1,800,553
BUILDING MATERIALS - 0.20%
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 11/15/2023 (a)	1,253,133	1,260,401
ENVIRONMENTAL - 0.21%
Granite Acquisition, Inc., Senior Secured First Lien Term Loan 5.445% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (a)	1,329,998	1,337,599
FINANCE - INSURANCE - 0.49%
HUB International, Ltd., Senior Secured First Lien Term Loan 4.69% (3 Month LIBOR USD + 2.75%), 04/25/2025 (a)	837,250	838,058
U.S.I., Inc., Senior Secured First Lien Term Loan 4.945% (3 Month LIBOR USD + 3.00%), 05/16/2024 (a)	2,248,250	2,251,341
		3,089,399
FINANCE - SERVICES - 0.63%
Deerfield Holdings Corp., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 02/13/2025 (a)	2,456,250	2,453,831
WEX, Inc., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 05/15/2026 (a)	1,481,565	1,493,143
		3,946,974
GAMING - 0.80%
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 5.445% (3 Month LIBOR USD + 3.50%), 07/10/2025 (a)	3,212,780	3,245,662
Station Casinos ,LLC, Senior Secured First Lien Term Loan 4.30% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/08/2023 (a)	1,789,733	1,800,848
		5,046,510
GENERAL INDUSTRIAL MANUFACTURING - 0.14%
EWT Holdings III Corp., Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 12/20/2024 (a)	895,476	900,795
HEALTHCARE - 0.55%
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (a)	962,217	968,668
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 6.202% (1 Month LIBOR USD + 4.50%), 11/14/2025 (a)	2,481,250	2,504,512
		3,473,180
HOTELS - 0.13%
ESH Hospitality, Inc., Senior Secured First Lien Term Loan 3.799% (1 Month LIBOR USD + 2.00%), 09/18/2026 (a)	806,409	814,078
LEISURE & ENTERTAINMENT - 0.48%
Delta 2 (Lux) S.A.R.L., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 02/01/2024 (a)	1,625,890	1,636,312
Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan 3.549% (1 Month LIBOR USD + 1.75%), 08/29/2025 (a)	1,374,613	1,384,922
		3,021,234
MEDIA - BROADCAST - 0.17%
Univision Communications, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	1,085,038	1,073,819
MEDIA - CABLE - 0.41%
Cogeco Communications (U.S.A.) II, L.P., Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 01/03/2025 (a)	837,250	841,332
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 5.03% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (a)	1,776,831	1,769,430
		2,610,762

MEDIA DIVERSIFIED & SERVICES - 1.23%
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 5.96% (1 Month LIBOR USD + 4.25%), 08/27/2026 (a)	1,053,382	1,038,572
Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 5.049% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	5,402,042	5,454,712
Meredith Co., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 01/31/2025 (a)	1,273,223	1,281,887
		7,775,171
SUPPORT - SERVICES - 1.31%
Asurion, LLC
Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 08/04/2022 (a)	429,800	432,890
Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	183,933	185,247
Senior Secured First Lien Term Loan 4.799% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,477,500	1,487,791
Frontdoor, Inc., Senior Secured First Lien Term Loan 4.313% (1 Month LIBOR USD + 2.50%), 08/18/2025 (a)	1,441,750	1,457,970
IRI Holdings, Inc.
Senior Secured First Lien Term Loan 6.299% (1 Month LIBOR USD + 4.50%), 12/01/2025 (a)	706,062	694,296
Senior Secured First Lien Term Loan 6.445% (3 Month LIBOR USD + 4.50%), 12/01/2025 (a)	1,788	1,758
Spin Holdco, Inc., Senior Secured First Lien Term Loan 5.251% (3 Month LIBOR USD + 3.25%, 1.000% Floor), 11/14/2022 (a)	1,544,350	1,534,976
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	1,657,500	1,670,279
Trans Union, LLC, Senior Secured First Lien Term Loan 3.549% (1 Month LIBOR USD + 1.75%), 11/13/2026 (a)	782,738	786,875
		8,252,082
TECHNOLOGY - 0.74%
MA FinanceCo., LLC, Senior Secured First Lien Term Loan 4.049% (1 Month LIBOR USD + 2.25%), 11/19/2021 (a)	1,537,914	1,550,648
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 6.24% (3 Month LIBOR USD + 4.25%), 04/26/2024 (a)	640,780	647,454
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 4.549% (1 Month LIBOR USD + 2.75%), 02/05/2024 (a)	2,450,000	2,469,355
		4,667,457
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 0.20%
GCI Holdings, Inc., Senior Secured First Lien Term Loan 4.299% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 02/02/2022 (a)	1,246,775	1,243,658
TOTAL BANK LOANS (Cost $49,865,341)		50,313,672
	Shares
Money Market Fund - 3.61%

First American Government Obligations Fund - Class X, 1.51% (e)	22,769,327	22,769,327
TOTAL MONEY MARKET FUND (Cost $22,769,327)		22,769,327
Total Investments (Cost $618,045,895) - 98.84%		623,843,904
Other Assets in Excess of Liabilities - 1.16%		7,339,309
TOTAL NET ASSETS - 100.00%		$631,183,213

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2019.
(b)	U.S. traded security of a foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of December 31, 2019, the value of these investments was $272,381,342 or 43.15% of total net assets.

(d)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate of 5.375% is the rate in effect as of December 31, 2019, and will continue at the stated rate until maturity.
(e)	Rate shown is the 7-day annualized yield as of December 31, 2019.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

Note 1 - Summary of Fair Value Measurements at December 31, 2019 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Shenkman Capital Floating Rate High Income Fund and the Shenkman Capital Short Duration High Income Fund's
(each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange
(4:00 pm, EST).

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in
Level 1 of the fair value hierachy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale
(“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the
Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At December 31, 2019, the Funds held securities issued pursuant to Rule 144A under the Securities
Act of 1933. The Shenkman Capital Floating Rate High Income Fund held other restricted private equity securities at
December 31, 2019. There were no other restricted investments held by the Shenkman Capital Short Duration High Income
Fund at December 31, 2019.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds' administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of
December 31, 2019:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$206,293,705	$-	$206,293,705
Corporate Bonds	-	21,709,347	-	21,709,347
Total Fixed Income	-	228,003,052	-	228,003,052
Equities
Information	148,238	-	13,608	161,846
Mining, Quarrying, and Oil and Gas Extraction	-	15,267	22,128	37,395
Total Equities	148,238	15,267	35,736	199,241
Warrants	-	46,299	13,268	59,567
Money Market Fund	9,021,115	-	-	9,021,115
Total Investments	$9,169,353	$228,064,618	$49,004	$237,282,975

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels during the period ended December 31, 2019.

Floating Rate High Income Fund
Level 3 Reconciliation Disclosure

	Equities	Warrants	Total
Balance as of September 30, 2019	$42,793	$13,268	$56,061
Change in unrealized appreciation	(7,057)	-	(7,057)
Balance as of December 31, 2019	$35,736	$13,268	$49,004

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at December 31, 2019	$(7,057)

The Level 3 investments as of December 31, 2019 represented 0.02% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$550,760,905	$-	$550,760,905
Bank Loan Obligations	-	50,313,672	-	50,313,672
Total Fixed Income	-	601,074,577	-	601,074,577
Money Market Fund	22,769,327	-	-	22,769,327
Total Investments	$22,769,327	$601,074,577	$-	$623,843,904

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels during the period ended December 31, 2019. There were no Level 3 securities held in the Fund at
December 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)  /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/
 Principal Executive Officer

Date 2/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date 2/25/2020

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date 2/28/2020

* Print the name and title of each signing officer under his or her signature.